Other Income, net (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of Other (Expense) Income
The components of other (expense) income, net for the years ended December 31 are as follows:

(in millions)	2023	2022	2021
Foreign exchange losses	$(2)	$(11)	$(2)
Interest income(a)	12	1	7
Unrealized gains on equity investments(a)	7	22	—
Equity in earnings of non-consolidated affiliates	1	2	11
Non-operating pension and postretirement benefit expense	(8)	(13)	(19)
U.S. pension plan settlement losses	—	(18)	(11)
Other(a)	3	5	2
Total	$13	$(12)	$(12)
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(a) The Company has reclassified the amounts presented for the year ended December 31, 2022 and 2021 to conform to the current period’s presentation
The components of other income (expense), net are as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Foreign exchange (losses) gains	$(6)	$4
Interest income(a)	2	3
Unrealized gains on equity investments(a)	—	5
Non-operating pension and postretirement benefit expense	(4)	(4)
Gain on divestitures(a)(b)	25	2
Other(a)	1	6
Total	$18	$16
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(a)The Company has reclassified the amounts presented for the six months ended June 30, 2023 to conform to the current period’s presentation.
(b)See Note 4.